Significant Accounting Policies and Recent Accounting Pronouncements (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Professional fees	$ 440,000	$ 676,000
Total stock-based compensation expense	1,076,000	1,886,000
Research and Development Expense [Member]
Professional fees	53,000	120,000
Employees' bonus	179,000	156,000
Officers' bonus	844,000	1,610,000
Total stock-based compensation expense	$ 1,076,000	$ 1,886,000